UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [  ]; Amendment Number: ______
   This Amendment (Check only one.):      [  ] is a restatement.
                                          [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Sandell Asset Management Corp.
Address:          40 West 57th Street, 26th Floor
                  New York, NY 10019

Form 13F File Number: 28-06499

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Richard Gashler
Title:            General Counsel
Phone:            212-603-5700

Signature, Place, and Date of Signing:

     /s/ Richard Gashler         New York, New York        August 12, 2010
     -------------------         ------------------        ---------------
          [Signature]              [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     16

Form 13F Information Table Value Total:     $206,665 (thousands)

Confidential information has been omitted from this public Form 13F report and filed separately with the Securities and Exchange Commission.

List of Other Included Managers:

   None.


                                                                             FORM 13F
                                                                                                                (SEC USE ONLY)
QTR ENDED: 6/30/10                                       Name of Reporting Manager:  Sandell Asset Management

 Item 1:                      Item 2 :            Item 3:    Item 4:    Item 5:      Item 6:    Item 7:            Item 8:
 Name of Issuer               Title of Class      CUSIP     Fair Market Shares or   Investment Managers   Voting Authority (Shares)
                                                  Number      Value     Principal   Discretion   See   (a) Sole (b) Shared  (c) None
                                                            (X$1000)    Amount                 Instr. V

ALCON INC                      COM SHS            H01301102  15,433       104,144 SH   SOLE               104,144   -        -
AMERICAN ITALIAN PASTA CO      CL A               027070101   2,644        50,000 SH   SOLE                50,000   -        -
BELL MICROPRODUCTS INC         COM                078137106  10,173     1,457,500 SH   SOLE             1,457,500   -        -
EPIQ SYS INC                   COM                26882D109   2,142       165,661 SH   SOLE               165,661   -        -
EV3 INC                        COM                26928A200   2,129        95,000 SH   SOLE                95,000   -        -
INOVIO PHARMACEUTICALS INC     COM                45773H102      36        35,270 SH   SOLE                35,270   -        -
MAXWELL TECHNOLOGIES INC       COM                577767106     186        16,338 SH   SOLE                16,338   -        -
MILLIPORE CORP                 COM                601073109  51,482       482,715 SH   SOLE               482,715   -        -
MILLIPORE CORP NOTE            NOTE 3.750% 6/0    601073AD1   6,875     5,500,000 PRN  SOLE             5,500,000   -        -
PALM INC NEW                   COM                696643105  20,736     3,644,300 SH   SOLE             3,644,300   -        -
SOMANETICS CORP                COM NEW            834445405   3,743       150,000 SH   SOLE               150,000   -        -
SYBASE INC                     COM                871130100  27,497       425,250 SH   SOLE               425,250   -        -
TOREADOR RES CORP              NOTE 5.000%10/0    891050AB2   3,454     3,607,184 PRN  SOLE             3,607,184   -        -
TPC GROUP INC                  COM                89236Y104  53,841     3,243,413 SH   SOLE             3,243,413   -        -
VIRTUAL RADIOLOGIC CORPORATI   COM                92826B104   2,265       132,019 SH   SOLE               132,019   -        -
WASTE SERVICES INC DEL         COM NEW            941075202   4,029       345,553 SH   SOLE               345,553   -        -

                                            Value Total    $206,665

                                            Entry Total:         16
